UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Searock Capital Management, LLC
Address:  Two Grand  Central Tower
          140 E 45th Street, 39th Fl.
          New York, NY 10017

13F File Number: 028-12026

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:   David J. Malat
Title:  Chief Financial Officer
Phone:  (212) 324-4900

Signature, Place & Date of Signing:

/s/ David J. Malat
---------------
New York, NY
February 12, 2008


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934 THIS IS THE FINAL FILING FOR THIS INSTITUTIONAL INVESTMENT MANAGER


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                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form 13F Information Table Entry Total:    0

Form 13F Information Table Value Total:    $0
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. Form 13F File Number Name
1               021-93519                       Searock Capital Offshore, Ltd.
2               028-12365                       Searock Plus Fund Limited


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